CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss for the period	$ (15,314)	$ (7,036)
Adjustments for:
Share-based payments (Note 14 (d))	1,619	1,592
Depreciation	486	479
(Gain)/loss on sale of asset	13	(570)
Impairment of non-current asset (Note 6 (c))	11,955	1,545
Gain on investment reclassification	145	0
Gain on sale of royalty	0	6,710
Fair value loss on Silver Stream derivative liability (Note 11)	119	7,124
Accrued interest receivable	24	53
Other expenses	719	141
Unrealized foreign exchange (gain)/loss	222	81
Deferred income tax recovery	2,047	1,576
Provision for reclamation recovery estimate	0	(1,021)
Equity and dilution loss on equity accounted investments (gain)/loss	605	(1,536)
Fair value gain on PC Gold Option	(602)	(640)
Operating cash flows before movements in working capital	(4,048)	(5,108)
Net change in non-cash working capital items:
(Increase)/decrease in accounts and other receivables	280	52
Decrease in prepaid expenditures	63	81
Increase/(decrease) in accounts payables and accrued liabilities	313	97
Total cash used in operating activities	(3,952)	(5,072)
Cash flows from investing activities
Mineral property expenditures (Note 6)	(20,777)	(18,193)
Proceeds from sale of marketable securities and investments (Note 4, 8, 9)	3,228	2,322
Proceeds from sale of mineral property	0	265
Property and equipment purchases	218	349
Proceeds from sale of royalties	0	4,680
Cash expended in acquisitions of mineral properties	100	0
Reclamation bond	0	40
Total cash used by investing activities	(17,867)	(11,315)
Cash flows from financing activities
Gross proceeds from private placements (Note 14 (b))	6,950	15,833
Private placements share issuance cost	(411)	(550)
Gross proceeds from bought deal financing (Note 14 (b))	8,050	0
Bought deal financing share issuance cost	(887)	0
Proceeds from non-brokered private placement (Note 14 (b))	7,353	0
Non-brokered private placement share issuance cost	(149)	0
Repayment of lease liability	(142)	(143)
Finance costs paid for lease liability	27	25
Total cash provided in financing activities	20,737	15,115
Foreign exchange effect on cash	222	75
Change in cash and cash equivalents	(860)	(1,347)
Cash and cash equivalents, beginning	12,211	13,558
Cash and cash equivalents, ending	11,351	12,211
Cash	8,904	9,999
Term deposits	2,447	2,212
Cash and cash equivalents, ending	$ 11,351	$ 12,211